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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02699

AIM Growth Series (Invesco Growth Series)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       12/31

Date of reporting period:      9/30/13

Item 1. Schedule of Investments.

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2013

invesco.com/us	IBRR-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2013

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Schedule of Investments in Affiliated Issuers–100.20%(a)

	% of Net Assets 09/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Dividend Income	Shares 09/30/13	Value 09/30/13
Asset Allocation Funds–60.60%
Invesco Balanced-Risk Allocation Fund-Class R6	60.60%	$29,072,193	$5,606,454	$(3,833,151)	$546,346	$101,919	$—	2,466,230	$31,493,761
Money Market Funds–39.60%
Liquid Assets Portfolio-Institutional Class	19.80%	9,751,659	7,257,556	(6,722,411)	—	—	7,926	10,286,804	10,286,804
Premier Portfolio-Institutional Class	19.80%	9,751,659	7,257,556	(6,722,411)	—	—	4,212	10,286,804	10,286,804
Total Money Market Funds		19,503,318	14,515,112	(13,444,822)	—	—	12,138	20,573,608	20,573,608
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $48,055,815)	100.20%	$48,575,511	$20,121,566	$(17,277,973)	$546,346	$101,919	$12,138		$52,067,369
OTHER ASSETS LESS LIABILITIES	(0.20)%								(104,419)
NET ASSETS	100.00%								$51,962,950
Invesco Balanced-Risk Retirement 2020 Fund Schedule of Investments in Affiliated Issuers–100.37%(a)
	% of Net Assets 09/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/13	Value 09/30/13
Asset Allocation Funds–87.21%
Invesco Balanced-Risk Allocation Fund-Class R6	87.21%	$88,253,017	$39,915,270	$(13,519,849)	$2,468,701	$(347,833)	$—	9,144,033	$ 116,769,306
Money Market Funds–13.16%
Liquid Assets Portfolio-Institutional Class	6.58%	4,981,916	27,695,556	(23,874,116)	—	—	5,671	8,803,356	8,803,356
Premier Portfolio-Institutional Class	6.58%	4,981,916	27,695,556	(23,874,116)	—	—	2,981	8,803,356	8,803,356
Total Money Market Funds		9,963,832	55,391,112	(47,748,232)	—	—	8,652	17,606,712	17,606,712
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $124,067,838)	100.37%	$98,216,849	$95,306,382	$(61,268,081)	$2,468,701	$(347,833)	$8,652		$ 134,376,018
OTHER ASSETS LESS LIABILITIES	(0.37)%								(491,915)
NET ASSETS	100.00%								$ 133,884,103
Invesco Balanced-Risk Retirement 2030 Fund Schedule of Investments in Affiliated Issuers–100.22%(a)
	% of Net Assets 09/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/13	Value 09/30/13
Asset Allocation Funds–99.26%
Invesco Balanced-Risk Allocation Fund-Class R6	77.65%	$100,513,852	$36,840,227	$(37,636,305)	$1,906,130	$61,158	$—	7,962,808	$ 101,685,062
Invesco Balanced-Risk Aggressive Allocation Fund(b)	21.61%	—	32,308,476	(4,222,034)	289,754	(71,174)	—	2,808,037	28,305,022
Total Asset Allocation Funds		100,513,852	69,148,703	$(41,858,339)	2,195,884	(10,016)	—	10,770,845	129,990,084
Money Market Funds–0.96%
Liquid Assets Portfolio-Institutional Class	0.48%	588,190	37,327,345	(37,288,807)	—	—	361	626,728	626,728
Premier Portfolio-Institutional Class	0.48%	588,190	37,327,345	(37,288,807)	—	—	207	626,728	626,728
Total Money Market Funds		1,176,380	74,654,690	(74,577,614)	—	—	568	1,253,456	1,253,456
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $121,560,331)	100.22%	$101,690,232	$143,803,393	$(116,435,953)	$2,195,884	$(10,016)	$568		$ 131,243,540
OTHER ASSETS LESS LIABILITIES	(0.22)%								(284,245)
NET ASSETS	100.00%								$ 130,959,295

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

Invesco Balanced-Risk Retirement Funds

Schedule of Investments-(continued)

September 30, 2013

(Unaudited)

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers–99.94%(a)

	% of Net Assets 09/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/13	Value 09/30/13
Asset Allocation Funds–99.42%
Invesco Balanced-Risk Allocation Fund-Class R6	44.44%	$56,786,150	$23,264,111	$(46,040,626)	$(2,073,710)	$3,027,331	$—	2,737,921	$34,963,256
Invesco Balanced-Risk Aggressive Allocation Fund(b)	54.98%	—	47,066,483	(4,156,783)	400,727	(48,566)	—	4,291,851	43,261,861
Total Asset Allocation Funds		56,786,150	70,330,594	(50,197,409)	(1,672,983)	2,978,765	—	7,029,772	78,225,117
Money Market Funds–0.52%
Liquid Assets Portfolio-Institutional Class	0.26%	186,783	35,905,435	(35,889,512)	—	—	274	202,706	202,706
Premier Portfolio-Institutional Class	0.26%	186,783	35,905,435	(35,889,512)	—	—	160	202,706	202,706
Total Money Market Funds		373,566	71,810,870	(71,779,024)	—	—	434	405,412	405,412
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $76,517,786)	99.94%	$57,159,716	$142,141,464	$(121,976,433)	$(1,672,983)	$2,978,765	$434		$78,630,529
OTHER ASSETS LESS LIABILITIES	0.06%								47,139
NET ASSETS	100.00%								$78,677,668
Invesco Balanced-Risk Retirement 2050 Fund Schedule of Investments in Affiliated Issuers–100.43%(a)
	% of Net Assets 09/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/13	Value 09/30/13
Asset Allocation Funds–99.61%
Invesco Balanced-Risk Allocation Fund-Class R6	11.30%	$29,816,869	$8,062,092	$(33,655,655)	$(1,586,405)	$1,948,610	$—	359,084	$ 4,585,511
Invesco Balanced-Risk Aggressive Allocation Fund(b)	88.31%	—	37,055,877	(1,486,093)	330,584	(53,755)	—	3,556,211	35,846,613
Total Asset Allocation Funds		29,816,869	45,117,969	(35,141,748)	(1,255,821)	1,894,855	—	3,915,295	40,432,124
Money Market Funds–0.82%
Liquid Assets Portfolio-Institutional Class	0.41%	162,578	23,544,864	(23,540,374)	—	—	161	167,068	167,068
Premier Portfolio-Institutional Class	0.41%	162,578	23,544,864	(23,540,374)	—	—	90	167,068	167,068
Total Money Market Funds		325,156	47,089,728	(47,080,748)	—	—	251	334,136	334,136
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $40,329,733)	100.43%	$30,142,025	$92,207,697	$(82,222,496)	$(1,255,821)	$1,894,855	$251		$ 40,766,260
OTHER ASSETS LESS LIABILITIES	(0.43)%								(176,029)
NET ASSETS	100.00%								$ 40,590,231

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Invesco Balanced-Risk Retirement Funds

A. Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  As of September 30, 2013, the securities in Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund, and Invesco Balanced-Risk Retirement 2050 Fund were valued based on Level 1 inputs (see each Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Balanced-Risk Retirement Funds

NOTE 3 -- Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation of investments for tax purposes are as follows:

	For the nine months ended		At September 30, 2013
	September 30, 2013*
	Purchases	Sales	Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Invesco Balanced-Risk Retirement Now Fund	$5,606,454	$3,833,151	$48,062,707	$4,004,662	$ --	$4,004,662
Invesco Balanced-Risk Retirement 2020 Fund	39,915,270	13,519,849	124,098,036	10,277,982	--	10,277,982
Invesco Balanced-Risk Retirement 2030 Fund	69,148,703	41,858,339	121,717,480	9,526,060	--	9,526,060
Invesco Balanced-Risk Retirement 2040 Fund	70,330,594	50,197,409	76,619,756	2,010,773	--	2,010,773
Invesco Balanced-Risk Retirement 2050 Fund	45,117,969	35,141,748	40,431,703	334,557	--	334,557

* Excludes U.S. Treasury obligations and money market funds, if any.

**Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Invesco Balanced-Risk Retirement Funds

Invesco Allocation Funds

Invesco Conservative Allocation Fund Invesco Growth Allocation Fund Invesco Moderate Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2013

invesco.com/us AAS-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2013

(Unaudited)

Invesco Conservative Allocation Fund

Schedule of Investments in Affiliated Issuers–100.10%(a)

	% of Net Assets 09/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income	Shares 09/30/13	Value 09/30/13
Asset Allocation Funds–13.19%
Invesco Balanced-Risk Allocation Fund	6.30%	$31,692,331	$962,011	$(11,519,541)	$(474,847)	$1,044,731		$—	1,699,662	$21,704,685
Invesco Balanced-Risk Commodity Strategy Fund	3.79%	12,458,490	3,818,398	(1,745,498)	(1,310,344)	(163,579)		9,286	1,422,382	13,057,467
Invesco Global Markets Strategy Fund(b)	3.10%	—	11,168,380	(606,230)	135,127	8,678		—	1,013,822	10,705,955
Total Asset Allocation Funds		44,150,821	15,948,789	(13,871,269)	(1,650,064)	889,830		9,286	4,135,866	45,468,107
Domestic Equity Funds–19.34%
Invesco American Franchise Fund	2.04%	12,692,655	223,474	(7,655,111)	125,810	1,630,735		980	447,264	7,017,563
Invesco Charter Fund	3.00%	9,207,489	555,811	(1,259,463)	1,553,703	289,477		—	467,134	10,347,017
Invesco Comstock Fund	2.00%	8,576,123	304,235	(3,461,135)	534,304	935,483		92,937	319,379	6,889,010
Invesco Diversified Dividend Fund	3.89%	14,082,019	478,034	(3,372,816)	1,442,934	773,382		201,013	848,863	13,403,553
Invesco Endeavor Fund	2.08%	7,260,880	263,935	(1,770,546)	1,064,821	352,796		—	332,957	7,171,886
Invesco Growth and Income Fund	2.64%	7,098,486	1,675,206	(1,383,490)	1,334,731	384,804		105,942	356,127	9,109,737
Invesco Small Cap Equity Fund	1.82%	6,041,379	289,932	(1,461,124)	1,016,447	384,526		—	359,791	6,271,160
PowerShares Fundamental Pure Large Growth Portfolio - ETF	1.87%	—	6,486,767	(644,593)	559,348	41,064		100,720	248,500	6,442,586
Total Domestic Equity Funds		64,959,031	10,277,394	(21,008,278)	7,632,098	4,792,267		501,592	3,380,015	66,652,512
Fixed-Income Funds–54.05%
Invesco Core Plus Bond Fund	24.27%	82,109,944	7,773,987	(2,593,426)	(3,507,269)	(131,495)		2,115,821	7,944,135	83,651,741
Invesco Emerging Market Local Currency Debt Fund	3.33%	11,260,263	2,048,589	(525,948)	(1,290,926)	(26,753)		382,216	1,276,751	11,465,225
Invesco Floating Rate Fund	5.32%	18,394,352	1,167,135	(1,343,265)	126,716	(12,697)		654,691	2,314,677	18,332,241
Invesco High Yield Fund	4.85%	16,825,625	1,064,196	(938,341)	(238,061)	7,726		760,743	3,826,349	16,721,145
Invesco Premium Income Fund	3.96%	13,315,136	1,875,450	(409,707)	(1,135,792)	50		563,315	1,388,112	13,645,137
PowerShares 1-30 Laddered Treasury Portfolio	12.32%	40,437,040	6,624,507	(1,464,241)	(3,041,283)	(86,967)		712,820	1,404,400	42,469,056
Total Fixed-Income Funds		182,342,360	20,553,864	(7,274,928)	(9,086,615)	(250,136)		5,189,606	18,154,424	186,284,545
Foreign Equity Funds–11.29%
Invesco Developing Markets Fund	3.36%	11,156,919	1,283,916	(722,760)	(181,537)	51,359		—	347,880	11,587,897
Invesco International Core Equity Fund	—%	14,368,042	—	(13,768,803)	(1,029,492)	1,488,992		—	—	—
Invesco International Growth Fund	3.83%	12,701,281	353,105	(1,395,227)	1,320,431	230,855		—	401,533	13,210,445
PowerShares FTSE RAFI Developed Markets ex- U.S. Portfolio - ETF	4.10%	—	14,521,682	(1,635,235)	1,212,167	52,145		264,768	340,900	14,150,759
Total Foreign Equity Funds		38,226,242	16,158,703	(17,522,025)	1,321,569	1,823,351		264,768	1,090,313	38,949,101
Real Estate Funds–1.99%
Invesco Global Real Estate Fund	1.99%	6,801,953	901,836	(1,022,864)	(8,165)	174,986		112,627	575,441	6,847,746
Money Market Funds–0.24%
Liquid Assets Portfolio	0.12%	530,265	24,417,475	(24,514,826)	—	—		786	432,914	432,914
Premier Portfolio	0.12%	530,266	24,417,475	(24,514,827)	—	—		430	432,914	432,914
Total Money Market Funds		1,060,531	48,834,950	(49,029,653)	—	—		1,216	865,828	865,828
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $312,261,889)	100.10%	$337,540,938	$112,675,536	$(109,729,017)	$(1,791,177)	$7,430,298	(c)	$6,079,095		$345,067,839
OTHER ASSETS LESS LIABILITIES	(0.10)%									(354,184)
NET ASSETS	100.00%									$344,713,655

Investment Abbreviations:

ETF   —  Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(c)	Includes $1,058,739 of proceeds from sales of transfers in kind from Invesco International Core Equity Fund.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments

September 30, 2013

(Unaudited)

Invesco Growth Allocation Fund

Schedule of Investments in Affiliated Issuers–100.12%(a)

	% of Net Assets 09/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Transactions in Connection with Acquisitions	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income	Shares 09/30/13	Value 09/30/13
Asset Allocation Funds–21.30%
Invesco Balanced-Risk Allocation Fund	10.50%	$138,360,305	$24,378,836	$(46,446,443)	$—	$(3,581,157)	$6,453,957		$—	9,331,675	$119,165,498
Invesco Balanced-Risk Commodity Strategy Fund	5.61%	48,393,959	27,068,117	(6,226,427)	—	(4,949,257)	(534,678)		45,109	6,944,631	63,751,714
Invesco Global Markets Strategy Fund(b)	5.19%	—	59,144,599	(783,600)	—	574,407	(3,081)		—	5,580,712	58,932,325
Total Asset Allocation Funds		186,754,264	110,591,552	(53,456,470)	—	(7,956,007)	5,916,198		45,109	21,857,018	241,849,537
Domestic Equity Funds–42.40%
Invesco American Franchise Fund	4.45%	73,055,121	8,576,590	(41,918,011)	—	3,826,725	6,991,068		5,742	3,220,618	50,531,493
Invesco Charter Fund	6.57%	52,806,575	16,609,141	(5,753,261)	—	9,635,310	1,352,390		—	3,370,210	74,650,155
Invesco Comstock Fund	4.39%	49,376,152	1,367,243	(58,625,757)	26,300,059	8,163,317	23,237,484		585,481	2,309,620	49,818,498
Invesco Diversified Dividend Fund	8.52%	81,206,700	18,899,595	(15,981,006)	—	9,022,057	3,639,997		1,265,669	6,129,661	96,787,343
Invesco Equity & Income Fund	—%	—	—	—	(16,445,356)	—	16,445,356		—	—	—
Invesco Endeavor Fund	4.59%	41,931,648	9,575,447	(7,828,516)	—	6,450,203	2,000,057		—	2,420,094	52,128,839
Invesco Growth and Income Fund	5.79%	40,861,308	22,120,479	(7,217,885)	—	7,957,691	2,004,175		667,895	2,569,420	65,725,768
Invesco Small Cap Equity Fund	3.99%	34,702,602	8,570,212	(6,373,227)	—	6,777,731	1,642,546		—	2,600,107	45,319,864
PowerShares Fundamental Pure Large Growth Portfolio - ETF	4.10%	—	45,646,862	(2,612,396)	—	3,378,934	126,183		624,786	1,795,100	46,539,583
Total Domestic Equity Funds		373,940,106	131,365,569	(146,310,059)	9,854,703	55,211,968	57,439,256		3,149,573	24,414,830	481,501,543
Fixed-Income Funds–6.84%
Invesco Premium Income Fund	6.84%	60,457,841	24,278,700	(1,631,570)	—	(5,442,065)	(19,236)		2,793,108	7,898,644	77,643,670
Foreign Equity Funds–24.77%
Invesco Developing Markets Fund	7.36%	64,369,718	22,074,561	(2,380,756)	—	(634,356)	162,014		—	2,509,492	83,591,181
Invesco International Core Equity Fund	—%	82,819,970	—	(79,614,532)	—	6,338,383	(3,687,671)		—	—	—
Invesco International Growth Fund	8.40%	73,190,858	1,060,652	(48,902,157)	48,758,542	14,262,687	7,051,404		—	2,900,364	95,421,986
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio - ETF	9.01%	—	101,310,813	(7,659,209)	—	8,522,887	155,961		1,717,461	2,465,200	102,330,452
Total Foreign Equity Funds		220,380,546	124,446,026	(138,556,654)	48,758,542	28,489,601	3,681,708		1,717,461	7,875,056	281,343,619
Real Estate Funds–4.35%
Invesco Global Real Estate Fund	4.35%	39,085,902	13,982,459	(4,488,990)	—	1,143,365	(359,538)		725,012	4,148,168	49,363,198
Money Market Funds–0.46%
Liquid Assets Portfolio	0.23%	1,627,557	126,762,165	(125,807,557)	—	—	—		2,002	2,582,166	2,582,165
Premier Portfolio	0.23%	1,627,557	126,762,165	(125,807,557)	—	—	—		1,132	2,582,165	2,582,165
Total Money Market Funds		3,255,114	253,524,330	(251,615,114)	—	—	—		3,134	5,164,331	5,164,330
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $950,916,422)	100.12%	$883,873,773	$658,188,636	$(596,058,857)	$58,613,245	$71,446,862	$66,658,388	(c)	$8,433,397		$1,136,865,897
OTHER ASSETS LESS LIABILITIES	(0.12)%										(1,376,254)
NET ASSETS	100.00%										$1,135,489,643

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(c)	Includes $5,856,150 of proceeds from sales of transfers in kind from Invesco International Core Equity Fund.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments

September 30, 2013

(Unaudited)

Invesco Moderate Allocation Fund

Schedule of Investments in Affiliated Issuers–100.17%(a)

	% of Net Assets 09/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income	Shares 09/30/13	Value 09/30/13
Asset Allocation Funds–16.92%
Invesco Balanced-Risk Allocation Fund	8.19%	$98,781,435	$3,711,370	$(32,941,765)	$(1,496,375)	$3,292,554		$—	5,587,096	$71,347,219
Invesco Balanced-Risk Commodity Strategy Fund	4.68%	36,859,194	12,169,650	(3,877,419)	(4,092,132)	(335,180)		28,815	4,436,178	40,724,113
Invesco Global Markets Strategy Fund(b)	4.05%	—	35,170,521	(357,757)	438,005	(474)		—	3,338,096	35,250,295
Total Asset Allocation Funds		135,640,629	51,051,541	(37,176,941)	(5,150,502)	2,956,900		28,815	13,361,370	147,321,627
Domestic Equity Funds–31.05%
Invesco American Franchise Fund	3.26%	48,931,729	982,816	(28,401,761)	1,247,893	5,622,658		3,831	1,809,008	28,383,335
Invesco Charter Fund	4.80%	35,206,353	3,023,879	(3,589,322)	6,311,684	884,264		—	1,888,797	41,836,858
Invesco Comstock Fund	3.21%	32,906,888	1,217,620	(11,906,281)	2,532,770	3,171,600		368,114	1,294,511	27,922,597
Invesco Diversified Dividend Fund	6.25%	54,455,042	2,085,412	(10,803,590)	6,121,973	2,526,405		801,043	3,444,284	54,385,242
Invesco Endeavor Fund	3.36%	28,059,676	1,415,808	(5,791,902)	4,271,633	1,319,763		—	1,359,098	29,274,978
Invesco Growth and Income Fund	4.24%	27,371,843	6,926,893	(4,067,485)	5,589,017	1,124,656		421,347	1,444,289	36,944,924
Invesco Small Cap Equity Fund	2.92%	23,254,585	1,186,576	(4,490,425)	4,379,280	1,100,893		—	1,459,031	25,430,909
PowerShares Fundamental Pure Large Growth Portfolio - ETF	3.01%	—	25,474,193	(1,667,153)	2,257,326	105,237		400,369	1,009,400	26,169,603
Total Domestic Equity Funds		250,186,116	42,313,197	(70,717,919)	32,711,576	15,855,476		1,994,704	13,708,418	270,348,446
Fixed-Income Funds–29.99%
Invesco Core Plus Bond Fund	8.98%	72,668,293	9,610,225	(805,650)	(3,217,692)	(40,480)		1,914,338	7,427,796	78,214,696
Invesco Emerging Market Local Currency Debt Fund	2.45%	19,897,071	4,337,393	(513,505)	(2,361,500)	(12,054)		690,379	2,377,217	21,347,405
Invesco Floating Rate Fund	2.96%	24,343,755	2,425,060	(1,153,437)	158,605	(15,223)		887,962	3,252,369	25,758,760
Invesco High Yield Fund	3.60%	29,779,667	2,576,560	(597,617)	(446,303)	14,175		1,374,496	7,168,531	31,326,482
Invesco Premium Income Fund	5.89%	47,384,733	8,266,031	(295,534)	(4,148,811)	25,393		2,051,218	5,211,782	51,231,812
PowerShares 1-30 Laddered Treasury Portfolio	6.11%	48,192,580	9,110,832	(350,972)	(3,758,700)	(4,604)		869,535	1,758,900	53,189,136
Total Fixed-Income Funds		242,266,099	36,326,101	(3,716,715)	(13,774,401)	(32,793)		7,787,928	27,196,595	261,068,291
Foreign Equity Funds–18.15%
Invesco Developing Markets Fund	5.39%	42,991,251	6,200,111	(1,756,326)	(681,159)	171,287		—	1,408,741	46,925,164
Invesco International Core Equity Fund	—%	55,414,538	—	(53,259,026)	(512,032)	2,285,511		—	—	—
Invesco International Growth Fund	6.16%	49,018,310	1,274,112	(2,811,555)	5,709,308	404,673		—	1,629,023	53,594,848
PowerShares FTSE RAFI Developed Markets ex- U.S. Portfolio - ETF	6.60%	—	56,672,866	(4,281,446)	4,946,540	116,031		1,052,027	1,384,100	57,453,991
Total Foreign Equity Funds		147,424,099	64,147,089	(62,108,353)	9,462,657	2,977,502		1,052,027	4,421,864	157,974,003
Real Estate Funds–3.18%
Invesco Global Real Estate Fund	3.18%	26,119,490	3,795,737	(2,886,358)	116,583	512,312		447,131	2,324,182	27,657,764
Money Market Funds–0.88%
Liquid Assets Portfolio	0.44%	636,041	65,815,134	(62,622,925)	—	—		2,274	3,828,250	3,828,250
Premier Portfolio	0.44%	636,041	65,815,134	(62,622,925)	—	—		1,228	3,828,250	3,828,250
Total Money Market Funds		1,272,082	131,630,268	(125,245,850)	—	—		3,502	7,656,500	7,656,500
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $753,041,092)	100.17%	$802,908,515	$329,263,933	$(301,852,136)	$23,365,913	$22,269,397	(c)	$11,314,107		$872,026,631
OTHER ASSETS LESS LIABILITIES	(0.17)%									(1,502,702)
NET ASSETS	100.00%									$870,523,929

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(c)	Includes $3,928,991 of proceeds from sales of transfers in kind from Invesco International Core Equity Fund.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

Each Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

Invesco Allocation Funds

A.	Security Valuations – (continued)

include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2013, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Invesco Allocation Funds

NOTE 3 -- Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the nine months ended September 30, 2013*		At September 30, 2013
			Federal Tax	Unrealized	Unrealized	Net Unrealized Appreciation
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	(Depreciation)
Invesco Conservative Allocation Fund	$63,840,586	$60,699,364	$320,633,912	$27,133,924	$(2,699,997)	$24,433,927
Invesco Growth Allocation Fund	404,664,306	344,443,743	965,744,923	176,067,397	(4,946,423)	171,120,974
Invesco Moderate Allocation Fund	197,633,665	176,606,286	765,032,997	115,745,436	(8,751,802)	106,993,634

*	Excludes U.S. Treasury obligations and money market funds, if any.

** Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Invesco Allocation Funds

Invesco Convertible Securities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2013

invesco.com/us MS-CSEC-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–74.22%

Air Freight & Logistics–0.75%

XPO Logistics Inc., Sr. Unsec. Conv. Notes, 4.50%, 10/01/17	$8,000,000	$11,695,000

Aluminum–0.14%

Kaiser Aluminum Corp., Sr. Unsec. Conv. Notes, 4.50%, 04/01/15	1,500,000	2,241,563

Apparel, Accessories & Luxury Goods–0.93%

Iconix Brand Group Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 03/15/18(b)	1,800,000	2,193,750

2.50%, 06/01/16	10,000,000	12,343,750

		14,537,500

Application Software–3.23%

Bottomline Technologies de Inc., Sr. Unsec. Conv. Notes, 1.50%, 12/01/17	3,370,000	3,894,456

Mentor Graphics Corp., Unsec. Sub. Conv. Deb., 4.00%, 04/01/18(c)	6,350,000	8,350,250

Nuance Communications Inc., Sr. Unsec. Conv. Notes, 2.75%, 11/01/17(c)	8,150,000	8,277,344

Salesforce.com, Inc., Sr. Unsec . Conv. Notes, 0.25% , 04/01/18(b)	15,235,000	16,377,625

TiVo Inc., Sr. Unsec. Conv. Notes, 4.00%, 03/15/16(b)	4,000,000	5,282,500

Workday Inc., Sr. Unsec. Conv. Notes, 0.75%, 07/15/18(b)	7,000,000	8,255,625

		50,437,800

Asset Management & Custody Banks–1.47%

Ares Capital Corp., Sr. Unsec. Conv. Notes, 5.75%, 02/01/16	3,895,000	4,201,731

5.75%, 02/01/16(b)	6,000,000	6,472,500

Walter Investment Management Corp., Sr. Unsec. Sub. Conv. Notes, 4.50%, 11/01/19	11,700,000	12,314,250

		22,988,481

Automobile Manufacturers–1.28%

Ford Motor Co., Sr. Unsec. Conv. Notes, 4.25%, 11/15/16	5,834,000	11,554,966

Tesla Motors Inc., Sr. Unsec. Conv. Notes, 1.50%, 06/01/18	5,005,000	8,458,450

		20,013,416

	Principal Amount	Value

Biotechnology–5.11%

Array BioPharma Inc., Sr. Unsec. Conv. Notes, 3.00%, 06/01/20	$2,493,000	$2,874,741

Cubist Pharmaceuticals Inc., Sr. Unsec. Conv. Bonds, 1.88%, 09/01/20(b)	7,173,000	7,737,874

Sr. Unsec. Conv. Notes, 1.13%, 09/01/18(b)	5,845,000	6,330,866

2.50%, 11/01/17	2,870,000	6,462,881

Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	2,204,000	1,410,560

Exelixis Inc., Sr. Unsec. Sub. Conv. Notes, 4.25%, 08/15/19	2,000,000	2,351,250

Gilead Sciences Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	10,656,000	29,523,833

InterMune Inc., Sr. Unsec. Conv. Notes, 2.50%, 12/15/17	1,666,000	2,382,380

2.50%, 09/15/18	5,470,000	4,929,837

Medivation Inc., Sr. Unsec. Conv. Notes, 2.63%, 04/01/17	6,000,000	8,471,250

Theravance Inc., Unsec. Sub. Conv. Notes, 2.13%, 01/15/23	4,500,000	7,340,625

		79,816,097

Broadcasting–0.25%

Central European Media Enterprises Ltd. (Czech Republic), Jr. Sec. Gtd. Conv. Global Bonds, 5.00%, 11/15/15	4,100,000	3,941,125

Cable & Satellite–0.30%

XM Satellite Radio Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 7.00%, 12/01/14(b)	2,200,000	4,756,125

Casinos & Gaming–1.13%

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	13,845,000	17,661,028

Catalog Retail–0.78%

Liberty Interactive LLC, Sr. Unsec. Conv. Notes, 0.75%, 03/30/23(b)(c)	10,800,000	12,244,500

Coal & Consumable Fuels–1.88%

Alpha Natural Resources Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/15/15	10,500,000	9,870,000

Sr. Unsec. Gtd. Conv. Notes, 3.75%, 12/15/17	8,252,000	7,896,132

Peabody Energy Corp., Jr. Unsec. Sub. Conv. Deb., 4.75%, 12/15/41	7,420,000	5,991,650

Solazyme Inc., Sr. Unsec. Sub. Conv. Notes, 6.00%, 02/01/18(b)	4,400,000	5,615,500

		29,373,282

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Communications Equipment–2.25%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(b)	$8,855,000	$13,415,325

Ixia, Sr. Unsec. Conv. Notes, 3.00%, 12/15/15	5,430,000	6,217,350

JDS Uniphase Corp., Sr. Unsec. Conv. Notes, 0.63%, 08/15/18(b)(c)	14,450,000	15,497,625

		35,130,300

Computer Storage & Peripherals–1.29%

EMC Corp., Series B, Sr. Unsec. Conv. Notes, 1.75%, 12/01/13	5,425,000	8,673,246

SanDisk Corp., Sr. Unsec. Conv. Notes, 1.50%, 08/15/17	8,600,000	11,416,500

		20,089,746

Construction & Engineering–0.31%

MasTec Inc., Sr. Unsec. Gtd. Conv. Notes, 4.00%, 06/15/14	2,500,000	4,854,688

Construction & Farm Machinery & Heavy Trucks–2.92%

Greenbrier Cos., Inc., Sr. Unsec. Conv. Notes, 3.50%, 04/01/18	10,205,000	11,002,266

Meritor Inc., Sr. Unsec. Gtd. Conv. Notes, 7.88%, 12/01/20(b)(c)	11,242,000	14,157,894

Navistar International Corp., Sr. Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	10,065,000	10,247,428

Wabash National Corp., Sr. Unsec. Conv. Notes, 3.38%, 05/01/18	7,796,000	10,217,632

		45,625,220

Construction Materials–0.92%

Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Global Notes, 3.25%, 03/15/16	11,300,000	14,414,562

Consumer Finance–1.01%

Portfolio Recovery Associates, Inc., Sr. Unsec. Conv. Notes, 3.00%, 08/01/20(b)	13,460,000	15,706,137

Diversified Metals & Mining–1.67%

Molycorp Inc., Sr. Unsec. Conv. Notes, 6.00%, 09/01/17	13,720,000	10,915,975

RTI International Metals Inc., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 10/15/19	9,580,000	9,963,200

3.00%, 12/01/15	4,480,000	5,118,400

		25,997,575

Electrical Components & Equipment–0.54%

EnerSys, Sr. Unsec. Conv. Notes, 3.38%, 06/01/15(c)(d)	4,012,000	6,223,635

General Cable Corp., Unsec. Sub. Conv.Global Notes, 2.25%, 11/15/29(e)	2,000,000	2,266,250

		8,489,885

	Principal Amount	Value

Electronic Components–0.23%

Vishay Intertechnology Inc., Sr. Unsec. Conv. Notes, 2.25%, 05/15/41(b)	$4,150,000	$3,543,063

Environmental & Facilities Services–0.71%

Covanta Holding Corp., Sr. Unsec. Conv. Notes, 3.25%, 06/01/14	8,000,000	11,035,000

Gold–0.22%

Royal Gold Inc., Sr. Unsec. Conv. Notes, 2.88%, 06/15/19	3,624,000	3,492,630

Health Care Equipment–5.40%

HeartWare International Inc., Sr. Unsec. Conv. Notes, 3.50%, 12/15/17	6,304,000	7,021,080

Hologic Inc., Series 2010, Sr. Unsec. Conv. Notes, 2.00%, 12/15/16(c)(d)	8,000,000	9,020,000

Series 2012, Sr. Unsec. Conv. Notes, 2.00%, 03/01/18(c)(d)	2,400,000	2,418,000

Insulet Corp., Sr. Unsec. Conv. Notes, 3.75%, 06/15/16	7,500,000	10,884,375

Integra Lifesciences Holdings Corp., Sr. Unsec. Conv. Notes, 1.63%, 12/15/16	8,500,000	8,638,125

NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	5,500,000	5,390,000

Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	8,200,000	11,587,625

Volcano Corp., Sr. Unsec. Conv. Notes, 1.75%, 12/01/17	13,780,000	14,313,975

Wright Medical Group, Inc., Sr. Unsec. Conv. Notes, 2.00%, 08/15/17	12,250,000	15,029,219

		84,302,399

Health Care Facilities–0.94%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	8,150,000	9,601,719

LifePoint Hospitals Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	4,800,000	5,076,000

		14,677,719

Health Care Services–0.94%

Omnicare Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.75%, 04/01/42	10,397,000	14,685,762

Health Care Technology–1.07%

Allscripts Healthcare Solutions Inc., Sr. Unsec. Conv. Notes, 1.25%, 07/01/20(b)	10,880,000	11,900,000

Medidata Solutions Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/01/18(b)	4,337,000	4,843,887

		16,743,887

Home Entertainment Software–1.63%

Electronic Arts Inc., Sr. Unsec. Conv. Notes, 0.75%, 07/15/16	11,600,000	12,651,250

Take-Two Interactive Software, Inc., Sr. Unsec. Conv. Notes, 1.00%, 07/01/18	11,500,000	12,736,250

		25,387,500

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Homebuilding–1.67%

KB Home, Sr. Unsec. Gtd. Conv. Notes, 1.38%, 02/01/19	$10,146,000	$10,355,261

Ryland Group Inc. (The), Sr. Unsec. Gtd. Conv. Notes, 1.63%, 05/15/18	7,190,000	10,483,919

Standard Pacific Corp., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 08/01/17(c)	4,166,000	5,160,632

		25,999,812

Housewares & Specialties–1.07%

Jarden Corp., Sr. Unsec. Gtd. Sub. Conv. Notes, 1.88%, 09/15/18(b)	13,800,000	16,629,000

Industrial Machinery–0.60%

Chart Industries Inc., Sr. Unsec. Sub. Conv. Notes, 2.00%, 08/01/18	5,000,000	9,331,250

Industrial REIT’s–0.25%

ProLogis L.P., Sr. Unsec. Gtd. Conv. Notes., 3.25%, 03/15/15	3,400,000	3,856,875

Internet Retail–1.89%

priceline.com Inc., Sr. Unsec. Conv. Notes, 1.00%, 03/15/18	12,800,000	16,512,000

Shutterfly Inc., Sr. Unsec. Conv. Notes, 0.25%, 05/15/18(b)	11,706,000	12,986,344

		29,498,344

Internet Software & Services–2.24%

Dealertrack Technologies, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 03/15/17	10,900,000	14,081,437

Move Inc., Sr. Unsec. Conv. Notes, 2.75%, 09/01/18(b)	4,337,000	5,030,920

Qihoo 360 Technology Co. Ltd. (China), Sr. Unsec. Conv. Notes, 2.50%, 09/15/16(b)(c)	4,270,000	4,825,100

VeriSign Inc., Jr. Unsec. Sub. Conv. Global Notes, 3.25%, 08/15/37	7,005,000	10,997,850

		34,935,307

Investment Banking & Brokerage–1.04%

FXCM Inc., Sr. Unsec. Conv. Notes, 2.25%, 06/15/18(b)	13,342,000	16,177,175

Leisure Products–0.22%

Callaway Golf Co., Sr. Unsec. Conv. Bonds, 3.75%, 08/15/19	3,000,000	3,356,250

Life & Health Insurance–0.53%

American Equity Investment Life Holding Co., Sr. Unsec. Conv. Notes, 3.50%, 09/15/15(b)	4,700,000	8,257,313

Life Sciences Tools & Services–0.80%

Illumina Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/15/16(b)	10,900,000	12,466,875

	Principal Amount	Value

Managed Health Care–1.56%

Molina Healthcare Inc., Sr. Unsec. Conv. Notes, 1.13%, 01/15/20(b)	$8,513,000	$9,231,284

WellPoint Inc., Sr. Unsec. Conv. Notes, 2.75%, 10/15/42(b)	11,800,000	15,081,875

		24,313,159

Marine–0.63%

DryShips Inc. (Greece), Sr. Unsec. Conv. Notes, 5.00%, 12/01/14	10,061,000	9,878,644

Mortgage REIT’s–1.28%

Annaly Capital Management Inc., Sr. Unsec. Conv. Notes, 5.00%, 05/15/15	9,333,000	9,519,660

Pennymac Corp., Sr. Unsec. Gtd. Conv. Notes, 5.38%, 05/01/20(b)	10,854,000	10,379,137

		19,898,797

Office REIT’s–0.70%

SL Green Operating Partnership L.P., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 10/15/17(b)	9,000,000	10,929,375

Oil & Gas Equipment & Services–2.63%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(c)	9,700,000	12,967,688

Hornbeck Offshore Services, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 09/01/19	10,600,000	13,727,000

SEACOR Holdings Inc., Sr. Unsec. Conv. Notes, 2.50%, 12/19/17(b)(c)	11,730,000	14,295,937

		40,990,625

Oil & Gas Exploration & Production–2.16%

Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 2.50%, 05/15/17(c)	8,330,000	8,225,875

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	10,370,000	10,979,238

Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	13,300,000	14,538,562

		33,743,675

Packaged Foods & Meats–0.34%

Chiquita Brands International Inc., Sr. Unsec. Conv. Notes, 4.25%, 08/15/16	5,357,000	5,273,297

Pharmaceuticals–2.71%

Akorn Inc., Sr. Unsec. Conv. Notes, 3.50%, 06/01/16	4,000,000	9,202,500

Auxilium Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 1.50%, 07/15/18	8,704,000	9,024,960

Medicines Co. (The), Sr. Unsec. Conv. Notes, 1.38%, 06/01/17(b)	5,000,000	6,709,375

Pacira Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 3.25%, 02/01/19(b)	1,233,000	2,543,833

Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19	12,000,000	14,782,500

		42,263,168

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Precious Metals & Minerals–0.59%

Stillwater Mining Co., Sr. Unsec. Conv. Notes, 1.75%, 10/15/19(c)	$8,700,000	$9,178,500

Semiconductor Equipment–1.69%

Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	10,800,000	13,047,750

Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	4,500,000	7,146,562

Photronics Inc., Sr. Unsec. Conv. Notes, 3.25%, 04/01/16	5,525,000	6,174,188

		26,368,500

Semiconductors–4.28%

Intel Corp., Jr. Unsec. Sub. Conv. Deb., 2.95%, 12/15/35(b)	1,300,000	1,410,500

2.95%, 12/15/35	6,476,000	7,026,460

Jr. Unsec. Sub. Conv. Notes, 3.25%, 08/01/39	3,000,000	3,710,430

Linear Technology Corp., Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/14(c)	13,075,000	13,949,391

Micron Technology Inc., Series E, Sr. Unsec. Conv. Notes, 1.63%, 02/15/18(b)(c)	10,279,000	17,499,997

ON Semiconductor Corp., Sr. Unsec. Gtd. Sub. Conv. Notes, 2.63%, 12/15/16(c)	8,000,000	8,685,000

SunPower Corp., Sr. Unsec. Conv. Notes, 4.75%, 04/15/14	4,850,000	5,532,031

Xilinx Inc., Sr. Unsec. Conv. Notes, 2.63%, 06/15/17	5,530,000	9,000,075

		66,813,884

Specialized Finance–0.87%

Air Lease Corp., Sr. Unsec. Conv. Notes, 3.88%, 12/01/18	10,600,000	13,621,000

Specialized REIT’s–0.38%

Rayonier TRS Holdings Inc., Sr. Unsec. Gtd. Conv. Notes, 4.50%, 08/15/15(b)	3,500,000	5,934,688

Steel–1.42%

AK Steel Corp., Sr. Unsec. Gtd. Conv. Notes, 5.00%, 11/15/19	7,467,000	7,060,982

United States Steel Corp., Sr. Unsec. Conv. Notes, 2.75%, 04/01/19	13,650,000	15,177,094

		22,238,076

Systems Software–0.88%

NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18(b)	12,010,000	13,683,894

	Principal Amount	Value

Thrifts & Mortgage Finance–1.32%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/20	$5,191,000	$6,615,281

5.00%, 05/01/17	5,219,000	5,705,019

Radian Group Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/01/19	2,799,000	4,097,036

3.00%, 11/15/17	2,894,000	4,120,333

		20,537,669

Tobacco–0.39%

Vector Group Ltd., Sr. Unsec. Conv. Notes, 2.50%, 01/15/19	5,040,000	6,034,080

Trading Companies & Distributors–0.27%

Titan Machinery Inc., Sr. Unsec. Conv. Notes, 3.75%, 05/01/19	4,750,000	4,245,313

Trucking–0.51%

Avis Budget Group Inc., Sr. Unsec. Conv. Notes, 3.50%, 10/01/14	4,406,000	8,032,689

Total U.S. Dollar Denominated Bonds and Notes (Cost $1,010,144,110)		1,158,369,224

	Shares

Preferred Stocks–16.58%

Aerospace & Defense–0.95%

United Technologies Corp., $3.75 Conv. Pfd.	228,100	14,778,599

Asset Management & Custody Banks–0.94%

AMG Capital Trust II, $2.58 Conv. Pfd.	252,800	14,741,400

Automobile Manufacturers–0.94%

General Motors Co., Series B, $2.38 Conv. Pfd.	291,950	14,641,292

Diversified Banks–0.98%

Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	13,400	15,242,634

Electric Utilities–1.61%

NextEra Energy, Inc., $2.94 Conv. Pfd.	225,000	12,294,000

PPL Corp., $4.38 Conv. Pfd.	240,600	12,927,438

		25,221,438

Health Care Facilities–0.47%

HealthSouth Corp., Series A, $65.00 Conv. Pfd.	5,700	7,404,300

Health Care Services–0.36%

Omnicare Capital Trust II, Series B, $2.00 Conv. Pfd.	82,133	5,607,220

Industrial Machinery–0.96%

Stanley Black & Decker Inc., $4.75 Conv. Pfd.	109,500	15,002,595

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Shares	Value

Life & Health Insurance–0.47%

MetLife Inc., $2.50 Conv. Pfd.	254,500	$7,293,970

Oil & Gas Exploration & Production–0.64%

Chesapeake Energy Corp., $57.50 Conv. Pfd. (b)	8,900	10,020,288

Other Diversified Financial Services–0.97%

Bank of America Corp., Series L, $72.50 Conv. Pfd.	14,000	15,120,000

Packaged Foods & Meats–0.28%

Post Holdings, Inc., $3.75 Conv. Pfd. (b)	41,411	4,312,127

Railroads–0.97%

Genesee & Wyoming Inc., $5.00 Conv. Pfd.	119,700	15,121,701

Regional Banks–0.81%

KeyCorp, Series A,, $7.75 Conv. Pfd.	18,000	2,248,740

Wintrust Financial Corp., $3.75 Conv. Pfd.	147,300	8,213,448

Wintrust Financial Corp., Class C, $50.00 Conv. Pfd.	2,000	2,263,000

		12,725,188

Reinsurance–0.49%

Maiden Holdings Ltd., Series B, $3.63 Conv. Pfd.	154,048	7,602,269

Specialty Properties–1.12%

Weyerhaeuser Co., Series A, $3.19 Conv. Pfd.	329,200	17,441,016

Steel–1.62%

ArcelorMittal (Luxembourg), Series MTUS, $1.50 Jr. Unsec. Sub. Conv. Pfd.	708,800	15,232,112

Cliffs Natural Resources Inc., $1.75 Conv. Pfd.	505,786	9,999,389

		25,231,501

Tires & Rubber–1.00%

Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	245,300	15,620,704

Trucking–1.00%

2010 Swift Mandatory Common Exchange Security Trust, $0.66 Conv. Pfd. (b)	929,400	15,624,980

Total Preferred Stocks (Cost $243,724,078)		258,753,222

Common Stocks–1.16%

Biotechnology–0.51%

Vertex Pharmaceuticals Inc. (f)	104,520	7,924,706

Life & Health Insurance–0.22%

MetLife, Inc.	71,560	3,359,719

Other Diversified Financial Services–0.43%

Citigroup Inc.	139,370	6,760,839

Total Common Stocks (Cost $14,692,667)		18,045,264

	Shares	Value

Money Market Funds–7.77%

Liquid Assets Portfolio –Institutional Class (g)	60,663,681	$60,663,681

Premier Portfolio –Institutional Class (g)	60,663,681	60,663,681

Total Money Market Funds (Cost $121,327,362)		121,327,362

TOTAL INVESTMENTS–99.73% (Cost $1,389,888,217)		1,556,495,072

OTHER ASSETS LESS LIABILITIES–0.27%		4,280,526

NET ASSETS–100.00%		$1,560,775,598

Investment Abbreviations:

Conv.	—Convertible
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2013 was $368,360,813, which represented 23.60% of the Fund’s Net Assets.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Step coupon bond. Rate shown is the rate in effect on September 30, 2013.

(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(f)	Non-income producing security.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Convertible Securities Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Convertible Securities Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$327,944,036	$70,181,812	$--	$398,125,848

Corporate Debt Securities	--	1,158,369,224	--	1,158,369,224

Total Investments	$327,944,036	$1,228,551,036	$--	$1,556,495,072

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $704,648,502 and $293,578,589, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$181,643,277

Aggregate unrealized (depreciation) of investment securities	(19,754,459)

Net unrealized appreciation of investment securities	$161,888,818

Cost of investments for tax purposes is $1,394,606,254.

Invesco Convertible Securities Fund

Invesco Global Low Volatility Equity Yield Fund
Quarterly Schedule of Portfolio Holdings September 30, 2013

invesco.com/us GLVEY-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.08%

Australia–17.01%

Amcor Ltd.	296,893	$2,904,832
Commonwealth Bank of Australia	30,952	2,055,977
CSL Ltd.	42,902	2,561,215
DUET Group -Rts.	1,004,696	2,043,053
Flight Centre Ltd.	68,428	3,082,972
Metcash Ltd.	343,826	1,026,307
Ramsay Health Care Ltd.	80,982	2,735,304
Sonic Healthcare Ltd.	199,118	3,007,086
Suncorp Group Ltd.	139,049	1,695,243
Telstra Corp. Ltd.	622,289	2,884,942
Woolworths Ltd.	48,940	1,597,793
		25,594,724

Austria–0.62%

Oesterreichische Post AG	20,669	939,560

Belgium–1.70%

Belgacom S.A.	96,324	2,560,724

Canada–11.23%

Bell Aliant, Inc.	110,900	2,761,465
Canadian Oil Sands Ltd.	142,600	2,763,126
Encana Corp.	62,400	1,078,264
Enerplus Corp.	121,500	2,011,043
Husky Energy Inc.	92,100	2,648,289
Lightstream Resources Ltd.	117,700	847,815
National Bank of Canada	17,100	1,412,190
Superior Plus Corp.	115,800	1,236,579
TransAlta Corp.	164,500	2,136,695
		16,895,466

Denmark–3.07%

GN Store Nord AS	90,118	1,896,154
TDC AS	322,161	2,726,018
		4,622,172

France–0.18%

Teleperformance	5,612	271,507

Germany–2.76%

Freenet AG	120,906	2,925,516
ProSiebenSat.1 Media AG	28,820	1,224,304
		4,149,820

Israel–2.17%

Bezeq Israeli Telecommunication Corp. Ltd.	1,778,485	3,269,385

Japan–3.28%

Daito Trust Construction Co., Ltd.	2,500	250,322
Namco Bandai Holdings Inc.	98,200	1,836,400

	Shares	Value

Japan–(continued)

Tokyo Gas Co., Ltd.	519,000	$2,852,421
		4,939,143

Netherlands–1.13%

Koninklijke Ahold N.V.	97,865	1,695,402

New Zealand–2.02%

Telecom Corp. of New Zealand Ltd.	1,573,953	3,039,531

Norway–2.08%

Fred. Olsen Energy ASA	54,251	2,408,790
Marine Harvest ASA	668,394	713,588
		3,122,378

Singapore–0.55%

Singapore Post Ltd.	821,000	827,872

Spain–2.11%

Banco Santander S.A.	387,393	3,175,914

Sweden–2.97%

Intrum Justitia AB	26,498	709,120
Skandinaviska Enskilda Banken AB -Class A	271,771	2,879,575
TeliaSonera AB	114,502	877,222
		4,465,917

Switzerland–1.89%

Roche Holding AG	10,533	2,840,870

United Kingdom–11.37%

AstraZeneca PLC	56,030	2,911,919
Berendsen PLC	79,969	1,174,866
BP PLC	409,317	2,869,908
Micro Focus International PLC	91,187	1,118,980
Next PLC	37,909	3,169,724
Reed Elsevier PLC	40,877	550,598
Royal Dutch Shell PLC -Class A	83,537	2,758,856
WH Smith PLC	190,078	2,544,822
		17,099,673

United States–29.94%

Alliant Techsystems Inc.	11,500	1,121,940
Amdocs Ltd.	9,300	340,752
Amgen Inc.	25,400	2,843,276
AOL Inc. (a)	32,100	1,110,018
AT&T Inc.	71,500	2,418,130
Cisco Systems, Inc.	109,800	2,571,516
ConocoPhillips	43,400	3,016,734
Edison International	12,900	594,174
Eli Lilly & Co.	55,900	2,813,447
Entergy Corp.	40,500	2,559,195
Everest Re Group, Ltd.	10,300	1,497,723
Frontier Communications Corp.	652,600	2,721,342

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

	Shares	Value

United States–(continued)

Lockheed Martin Corp.	23,500	$2,997,425
Lorillard, Inc.	62,400	2,794,272
Marvell Technology Group Ltd.	69,900	803,850
Microsoft Corp.	68,600	2,285,066
Northrop Grumman Corp.	28,100	2,676,806
PartnerRe Ltd.	10,100	924,554
Pfizer Inc.	95,000	2,727,450
Safeway Inc.	22,900	732,571
Verizon Communications Inc.	59,900	2,794,934
Windstream Holdings Inc. (b)	336,500	2,692,000
		45,037,175
Total Common Stocks & Other Equity Interests (Cost $129,738,715)		144,547,233

Money Market Funds–2.18%

Liquid Assets Portfolio –Institutional Class (c)	1,641,180	1,641,180
Premier Portfolio –Institutional Class (c)	1,641,180	1,641,180
Total Money Market Funds (Cost $3,282,360)		3,282,360
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.26% (Cost $133,021,075)		147,829,593

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.86%

Liquid Assets Portfolio - Institutional Class (Cost $1,287,040)(c)(d)	1,287,040	1,287,040
TOTAL INVESTMENTS–99.12% (Cost $134,308,115)		149,116,633
OTHER ASSETS LESS LIABILITIES–0.88%		1,329,006
NET ASSETS–100.00%		$150,445,639

Investment Abbreviations:

Rts.	—Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at September 30, 2013.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco Global Low Volatility Equity Yield Fund

A.	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of

Invesco Global Low Volatility Equity Yield Fund

E.	Foreign Currency Translations – (continued)

dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market

Invesco Global Low Volatility Equity Yield Fund

participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2013, there were transfers from Level 1 to Level 2 of $2,086,821 and from Level 2 to Level 1 of $24,264,518, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$22,689,892	$2,904,832	$--	$25,594,724
Austria	939,560	--	--	939,560
Belgium	2,560,724	--	--	2,560,724
Canada	16,895,466	--	--	16,895,466
Denmark	4,622,172	--	--	4,622,172
France	271,507	--	--	271,507
Germany	4,149,820	--	--	4,149,820
Israel	3,269,385	--	--	3,269,385
Japan	--	4,939,143	--	4,939,143
Netherlands	1,695,402	--	--	1,695,402
New Zealand	3,039,531	--	--	3,039,531
Norway	3,122,378	--	--	3,122,378
Singapore	827,872	--	--	827,872
Spain	--	3,175,914	--	3,175,914
Sweden	4,465,917	--	--	4,465,917
Switzerland	2,840,870	--	--	2,840,870
United Kingdom	10,467,431	6,632,242	--	17,099,673
United States	49,606,575	--	--	49,606,575
	$131,464,502	$17,652,131	$--	$149,116,633
Futures*	(13,198)	--	--	(13,198)
Total Investments	$131,451,304	$17,652,131	$--	$149,103,435
*	Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Futures Contracts*
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index	22	December-2013	$1,841,730	$(18,575)
Dow Jones EURO STOXX 50 Index	23	December-2013	895,850	2,408
FTSE 100 Index	3	December-2013	312,262	(6,715)
SGX NIKKEI 225 Index	5	December-2013	369,367	9,684
Total				$(13,198)

* Futures collateralized by $149,142 cash held with Merrill Lynch & Co., Inc.

Invesco Global Low Volatility Equity Yield Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $118,492,828 and $125,271,289, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$17,163,769
Aggregate unrealized (depreciation) of investment securities	(2,369,630)
Net unrealized appreciation of investment securities	$14,794,139
Cost of investments for tax purposes is $134,322,494.

Invesco Global Low Volatility Equity Yield Fund

Invesco Income Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2013

invesco.com/us INCAL-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2013

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–99.78%(a)

	% of Net Assets 09/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/13	Value 09/30/13
Domestic Equity Funds–23.81%
Invesco Diversified Dividend Fund	8.45%	$18,665,102	$5,076,747	$(12,649,732)	$(208,765)	$3,162,258	$235,197	889,526	$14,045,610
Invesco Dividend Income Fund(b)	15.36%	9,166,547	16,525,309	(555,246)	408,913	581,410	412,215	1,431,559	25,524,692
Total Domestic Equity Funds		27,831,649	21,602,056	(13,204,978)	200,148	3,743,668	647,412	2,321,085	39,570,302
Fixed-Income Funds–64.53%
Invesco Core Plus Bond Fund	15.13%	17,743,569	9,100,119	(743,954)	(900,645)	(53,721)	535,632	2,387,974	25,145,368
Invesco Corporate Bond Fund	8.37%	10,031,764	4,905,611	(414,663)	(564,255)	(42,148)	382,339	2,002,347	13,916,309
Invesco Floating Rate Fund	7.19%	8,286,046	3,979,902	(341,487)	55,785	(28,034)	349,028	1,509,117	11,952,212
Invesco High Yield Fund	10.35%	12,535,272	5,538,611	(616,174)	(289,642)	26,567	664,467	3,934,699	17,194,634
Invesco International Total Return Fund	5.14%	5,773,257	3,155,235	(243,920)	(148,962)	527	65,394	783,851	8,536,137
Invesco Premium Income Fund	13.27%	16,546,687	7,937,794	(682,975)	(1,710,986)	(27,436)	799,706	2,244,464	22,063,084
Invesco Short Term Bond Fund	5.08%	5,721,711	3,031,838	(243,919)	(54,725)	(15,586)	101,050	973,393	8,439,319
Total Fixed-Income Funds		76,638,306	37,649,110	(3,287,092)	(3,613,430)	(139,831)	2,897,616	13,835,845	107,247,063
Foreign Equity Funds–5.03%
Invesco International Core Equity Fund	—%	6,672,082	741,154	(7,678,147)	15,427	249,484	—	—	—
PowerShares International Dividend Achievers Portfolio - ETF	5.03%	—	8,429,314	(117,409)	50,362	(5,016)	121,629	482,799	8,357,251
Total Foreign Equity Funds		6,672,082	9,170,468	(7,795,556)	65,789	244,468	121,629	482,799	8,357,251
Real Estate Funds–6.41%
Invesco Global Real Estate Income Fund	—%	8,615,678	1,120,261	(10,304,700)	(1,342,814)	1,911,575	82,645	—	—
PowerShares Active U.S. Real Estate Fund - ETF	6.41%	—	11,932,150	(164,252)	(1,083,932)	(26,455)	42,880	184,386	10,657,511
Total Real Estate Funds		8,615,678	13,052,411	(10,468,952)	(2,426,746)	1,885,120	125,525	184,386	10,657,511
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $164,778,996)	99.78%	$119,757,715	$81,474,045	$(34,756,578)	$(5,774,239)	$5,733,425 (c)	$3,792,182		$165,832,127
OTHER ASSETS LESS LIABILITIES	0.22%								365,907
NET ASSETS	100.00%								$166,198,034

Investment Abbreviations:

ETF                     — Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded fund.

(b)	Effective February 6, 2013, Invesco Utilities Fund was renamed Invesco Dividend Income Fund.

(c)	Includes $602,241 of capital gains distributions from affiliated underlying fund from Invesco Dividend Income Fund.

See accompanying notes which are an integral part of this schedule.

Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

The Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”).

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Income Allocation Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Income Allocation Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $81,474,045 and $34,756,578, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$--

Aggregate unrealized (depreciation) of investment securities	(8,401,095)

Net unrealized appreciation (depreciation) of investment securities	$(8,401,095)

Cost of investments for tax purposes is $174,233,222.

Invesco Income Allocation Fund

Invesco International Allocation Fund
Quarterly Schedule of Portfolio Holdings September 30, 2013

invesco.com/us	INTAL-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2013

(Unaudited)

Invesco International Allocation Fund

Schedule of Investments in Affiliated Issuers–100.15%(a)

	% of Net Assets 09/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/13	Value 09/30/13
Foreign Equity Funds–99.83%
Invesco Developing Markets Fund	4.45%	$7,829,370	$1,010,262	$(624,189)	$(88,993)	$(9,771)	$—	243,671	$8,116,679
Invesco Emerging Markets Equity Fund	4.59%	7,687,026	1,879,439	(624,183)	(503,992)	(77,113)	—	1,139,125	8,361,177
Invesco International Core Equity Fund	30.78%	55,958,387	1,655,212	(5,457,570)	6,245,729	(2,327,956)	—	5,051,694	56,073,802
Invesco International Growth Fund	22.70%	38,949,569	1,201,363	(3,568,307)	5,126,196	(348,054)	—	1,257,166	41,360,767
Invesco International Small Company Fund	9.90%	18,041,867	551,225	(1,387,189)	873,118	(48,624)	—	831,277	18,030,397
PowerShares International Dividend Achievers Portfolio - ETF	27.41%	48,231,921	1,348,688	(4,132,606)	4,598,395	(110,060)	938,353	2,884,826	49,936,338
Total Foreign Equity Funds		176,698,140	7,646,189	(15,794,044)	16,250,453	(2,921,578)	938,353		181,879,160
Money Market Funds–0.32%
Liquid Assets Portfolio – Institutional Class	0.16%	152,415	6,498,142	(6,353,837)	—	—	122	296,720	296,720
Premier Portfolio – Institutional Class	0.16%	152,415	6,498,142	(6,353,837)	—	—	63	296,720	296,720
Total Money Market Funds		304,830	12,996,284	(12,707,674)	—	—	185		593,440
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $171,051,514)	100.15%	$177,002,970	$20,642,473	$(28,501,718)	$16,250,453	$(2,921,578)	$938,538		$182,472,600
OTHER ASSETS LESS LIABILITIES	(0.15)%								(279,155)
NET ASSETS	100.00%								$182,193,445

Investment Abbreviations:

ETF- Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed. The Fund invests in the fund shares of the Exchange –Traded Fund.

See accompanying notes which are an integral part of this schedule.

Invesco International Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

The Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco.

A.        Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer

Invesco International Allocation Fund

A.    Security Valuations – (continued)

specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $7,646,189 and $15,794,044, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,465,409

Aggregate unrealized (depreciation) of investment securities	(27,195,991)

Net unrealized appreciation (depreciation) of investment securities	$(12,730,582)

Cost of investments for tax purposes is $195,203,182.

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund
Quarterly Schedule of Portfolio Holdings September 30, 2013

invesco.com/us MCCE-QTR-1 09/13 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–83.20%

Application Software–1.26%

Adobe Systems Inc. (b)	622,240	$32,319,146

Asset Management & Custody Banks–2.26%

Northern Trust Corp.	1,063,508	57,844,200

Auto Parts & Equipment–0.97%

Dana Holding Corp.	1,085,476	24,792,272

Brewers–1.49%

Molson Coors Brewing Co. -Class B	760,653	38,131,535

Communications Equipment–2.70%

F5 Networks, Inc. (b)	404,962	34,729,541

Polycom, Inc. (b)	1,374,239	15,006,690

Riverbed Technology, Inc. (b)	1,315,047	19,186,536

		68,922,767

Computer & Electronics Retail–1.23%

GameStop Corp. -Class A	633,533	31,454,913

Computer Storage & Peripherals–1.76%

NetApp, Inc.	1,056,562	45,030,672

Construction & Engineering–2.13%

Chicago Bridge & Iron Co. N.V.	522,706	35,423,786

Foster Wheeler AG (Switzerland)(b)	725,663	19,113,963

		54,537,749

Construction & Farm Machinery & Heavy Trucks–1.69%

Joy Global Inc.	436,284	22,267,935

Terex Corp. (b)	626,388	21,046,637

		43,314,572

Construction Materials–1.55%

CRH PLC (Ireland)	1,645,976	39,594,091

Consumer Electronics–0.57%

Harman International Industries, Inc.	219,131	14,513,046

Department Stores–0.91%

Macy’s, Inc.	534,992	23,149,104

Electrical Components & Equipment–0.69%

Regal-Beloit Corp.	259,825	17,649,912

Electronic Components–1.47%

Amphenol Corp. -Class A	486,226	37,624,168

Environmental & Facilities Services–2.13%

Clean Harbors, Inc. (b)	415,783	24,389,831

Republic Services, Inc.	901,504	30,074,173

		54,464,004

	Shares	Value

Fertilizers & Agricultural Chemicals–1.03%

Mosaic Co. (The)	612,794	$26,362,398

Footwear–1.34%

Wolverine World Wide, Inc.	590,000	34,355,700

Gold–0.36%

Kinross Gold Corp. (Canada)	1,810,614	9,143,601

Health Care Distributors–1.97%

Cardinal Health, Inc.	544,163	28,378,100

Patterson Cos. Inc.	548,555	22,051,911

		50,430,011

Health Care Facilities–2.41%

Community Health Systems Inc.	806,282	33,460,703

Tenet Healthcare Corp. (b)	685,714	28,244,560

		61,705,263

Homebuilding–0.73%

D.R. Horton, Inc.	956,929	18,593,131

Industrial Machinery–6.13%

ITT Corp.	823,478	29,604,034

Kennametal Inc.	816,429	37,229,162

Parker Hannifin Corp.	220,500	23,972,760

SPX Corp.	302,440	25,598,522

Stanley Black & Decker Inc.	445,417	40,341,418

		156,745,896

Insurance Brokers–1.56%

Marsh & McLennan Cos., Inc.	918,373	39,995,144

Life & Health Insurance–1.86%

Torchmark Corp.	656,131	47,471,078

Life Sciences Tools & Services–1.20%

Agilent Technologies, Inc.	600,080	30,754,100

Managed Health Care–1.48%

Aetna Inc.	589,238	37,723,017

Marine–1.15%

Kirby Corp. (b)	339,774	29,407,440

Multi-Utilities–0.78%

CMS Energy Corp.	754,608	19,861,283

Oil & Gas Drilling–1.88%

Nabors Industries Ltd.	1,487,429	23,888,110

Rowan Cos. PLC -Class A (b)	656,728	24,115,052

		48,003,162

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

	Shares	Value

Oil & Gas Equipment & Services–3.79%

Cameron International Corp. (b)	577,895	$33,731,731

Dresser-Rand Group, Inc. (b)	371,000	23,150,400

Weatherford International Ltd. (b)	2,603,034	39,904,511

		96,786,642

Oil & Gas Exploration & Production–2.82%

Concho Resources Inc. (b)	381,565	41,518,088

Rosetta Resources, Inc. (b)	507,564	27,641,935

SM Energy Co.	38,375	2,962,166

		72,122,189

Packaged Foods & Meats–3.53%

Hain Celestial Group, Inc. (The) (b)	290,021	22,366,419

JM Smucker Co. (The)	315,876	33,179,615

Kellogg Co.	590,827	34,699,270

		90,245,304

Paper Packaging–1.28%

Packaging Corp. of America	572,000	32,655,480

Personal Products–0.88%

Avon Products, Inc.	1,085,346	22,358,128

Pharmaceuticals–3.20%

Endo Health Solutions Inc. (b)	659,057	29,947,550

Shire PLC -ADR (Ireland)	342,757	41,093,137

Zoetis Inc.	348,045	10,831,160

		81,871,847

Property & Casualty Insurance–3.98%

Arch Capital Group Ltd. (b)	754,000	40,814,020

Progressive Corp. (The)	2,238,740	60,960,890

		101,774,910

Publishing–0.32%

John Wiley & Sons, Inc. -Class A	170,279	8,120,606

Regional Banks–0.98%

First Republic Bank	537,915	25,082,976

Restaurants–1.09%

Brinker International, Inc.	684,726	27,751,945

Semiconductor Equipment–3.07%

KLA-Tencor Corp.	288,577	17,559,910

Lam Research Corp. (b)	600,000	30,714,000

Teradyne, Inc. (b)	1,830,000	30,231,600

		78,505,510

Semiconductors–4.37%

Hittite Microwave Corp. (b)	41,954	2,741,694

Linear Technology Corp.	1,577,763	62,574,080

Xilinx, Inc.	992,422	46,504,895

		111,820,669

Soft Drinks–0.78%

Dr. Pepper Snapple Group, Inc.	445,074	19,948,217

	Shares	Value

Specialized Finance–1.50%

Moody’s Corp.	546,201	$38,414,316

Specialty Chemicals–2.87%

Albemarle Corp.	283,603	17,849,973

International Flavors & Fragrances Inc.	330,162	27,172,332

Sigma-Aldrich Corp.	331,983	28,318,150

		73,340,455

Steel–0.59%

Allegheny Technologies, Inc.	495,180	15,112,894

Systems Software–1.46%

Symantec Corp.	1,510,612	37,387,647

Total Common Stocks & Other Equity Interests (Cost $1,630,844,496)		2,127,193,110

Money Market Funds–17.15%

Liquid Assets Portfolio –Institutional Class (c)	219,325,602	219,325,602

Premier Portfolio –Institutional Class (c)	219,325,602	219,325,602

Total Money Market Funds (Cost $438,651,204)		438,651,204

TOTAL INVESTMENTS–100.35% (Cost $2,069,495,700)		2,565,844,314

OTHER ASSETS LESS LIABILITIES–(0.35)%		(9,054,833)

NET ASSETS–100.00%		$2,556,789,481

Investment Abbreviations:

ADR           —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Mid Cap Core Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Mid Cap Core Equity Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,526,250,223	$39,594,091	$--	$2,565,844,314

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $615,240,524 and $1,036,275,678, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$531,504,301

Aggregate unrealized (depreciation) of investment securities	(39,281,738)

Net unrealized appreciation of investment securities	$492,222,563

Cost of investments for tax purposes is $2,073,621,751.

Invesco Mid Cap Core Equity Fund

Invesco Small Cap Growth Fund
Quarterly Schedule of Portfolio Holdings September 30, 2013

invesco.com/us SCG-QTR-1 09/13 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.39%

Aerospace & Defense–1.38%

Hexcel Corp. (b)	417,013	$16,180,104

TransDigm Group, Inc.	98,674	13,686,084

		29,866,188

Air Freight & Logistics–1.43%

Forward Air Corp.	356,773	14,395,790

Hub Group, Inc. -Class A (b)	420,034	16,477,934

		30,873,724

Apparel Retail–1.00%

DSW Inc. -Class A	254,414	21,706,602

Application Software–8.67%

ANSYS, Inc. (b)	226,407	19,588,734

Aspen Technology, Inc. (b)	833,448	28,795,628

Cadence Design Systems, Inc. (b)	1,062,028	14,337,378

Informatica Corp. (b)	537,551	20,948,362

Interactive Intelligence Group, Inc. (b)	327,807	20,812,466

Manhattan Associates, Inc. (b)	379,055	36,180,800

Mentor Graphics Corp.	802,769	18,760,712

MicroStrategy Inc. -Class A (b)	99,050	10,277,428

QLIK Technologies Inc. (b)	189,766	6,497,588

SolarWinds, Inc. (b)	327,263	11,473,841

		187,672,937

Asset Management & Custody Banks–1.92%

Affiliated Managers Group, Inc. (b)	129,827	23,711,603

SEI Investments Co.	578,592	17,884,279

		41,595,882

Auto Parts & Equipment–1.86%

Tenneco Inc. (b)	451,782	22,814,991

TRW Automotive Holdings Corp. (b)	243,182	17,341,308

		40,156,299

Automotive Retail–1.54%

Group 1 Automotive, Inc.	240,382	18,672,874

Monro Muffler Brake, Inc.	316,875	14,731,519

		33,404,393

Biotechnology–4.67%

Acorda Therapeutics Inc. (b)	331,432	11,361,489

Amarin Corp. PLC -ADR (Ireland)(b)(c)	903,494	5,710,082

BioMarin Pharmaceutical Inc. (b)	255,277	18,436,105

Incyte Corp. (b)	709,239	27,057,468

Seattle Genetics, Inc. (b)(c)	410,132	17,976,085

	Shares	Value

Biotechnology–(continued)

United Therapeutics Corp. (b)	260,241	$20,520,003

		101,061,232

Broadcasting–1.18%

Sinclair Broadcast Group, Inc. -Class A	761,484	25,524,944

Building Products–1.09%

A.O. Smith Corp.	520,054	23,506,441

Casinos & Gaming–1.04%

Penn National Gaming, Inc. (b)	406,449	22,501,017

Communications Equipment–0.66%

ARRIS Group Inc. (b)	836,582	14,272,089

Computer Hardware–0.09%

Cray, Inc. (b)	82,330	1,981,683

Construction & Engineering–0.73%

MasTec Inc. (b)(c)	523,669	15,867,171

Construction & Farm Machinery & Heavy Trucks–2.70%

Lindsay Corp.	198,488	16,200,590

WABCO Holdings Inc. (b)	217,626	18,337,167

Wabtec Corp.	378,524	23,797,804

		58,335,561

Construction Materials–0.68%

Martin Marietta Materials, Inc.	149,717	14,697,718

Data Processing & Outsourced Services–0.87%

Alliance Data Systems Corp. (b)(c)	89,537	18,934,389

Distributors–1.04%

Pool Corp.	401,429	22,532,210

Diversified Chemicals–0.65%

Olin Corp.	614,322	14,172,409

Electric Utilities–0.80%

ITC Holdings Corp.	185,069	17,370,576

Electrical Components & Equipment–0.94%

Acuity Brands, Inc.	220,071	20,250,933

Electronic Components–0.87%

Littelfuse, Inc.	240,506	18,812,379

Electronic Equipment & Instruments–1.61%

Cognex Corp.	629,934	19,754,730

National Instruments Corp.	489,481	15,139,648

		34,894,378

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Electronic Manufacturing Services–0.45%

IPG Photonics Corp. (c)	171,779	$9,672,875

Environmental & Facilities Services–0.70%

Tetra Tech, Inc. (b)	582,305	15,075,876

Food Retail–0.63%

Harris Teeter Supermarkets Inc.	278,733	13,710,876

Footwear–0.76%

Steven Madden, Ltd. (b)	305,819	16,462,237

Health Care Equipment–3.98%

Insulet Corp. (b)	441,227	15,990,067

Masimo Corp.	491,799	13,101,525

NuVasive, Inc. (b)	509,291	12,472,537

Sirona Dental Systems, Inc. (b)	196,066	13,122,697

STERIS Corp.	399,781	17,174,592

Thoratec Corp. (b)	379,794	14,162,518

		86,023,936

Health Care Facilities–2.33%

Health Management Associates Inc. -Class A (b)	1,177,716	15,074,765

HealthSouth Corp.	520,271	17,938,944

VCA Antech, Inc. (b)	630,488	17,313,200

		50,326,909

Health Care Services–1.57%

Chemed Corp. (c)	235,567	16,843,040

MEDNAX, Inc. (b)	170,809	17,149,224

		33,992,264

Health Care Supplies–0.43%

Meridian Bioscience, Inc.	390,269	9,229,862

Health Care Technology–0.37%

HMS Holdings Corp. (b)	368,667	7,930,027

Home Furnishings–0.57%

Ethan Allen Interiors Inc.	441,221	12,296,829

Hotels, Resorts & Cruise Lines–0.55%

Choice Hotels International, Inc.	274,177	11,841,705

Industrial Machinery–2.74%

Crane Co.	276,718	17,065,199

ITT Corp.	534,047	19,198,990

Lincoln Electric Holdings, Inc.	346,953	23,114,009

		59,378,198

Insurance Brokers–0.68%

Brown & Brown, Inc.	457,392	14,682,283

Internet Software & Services–4.68%

CoStar Group Inc. (b)	201,303	33,798,774

Dealertrack Technologies Inc. (b)	449,191	19,243,342

	Shares	Value

Internet Software & Services–(continued)

HomeAway Inc. (b)(c)	506,921	$14,193,788

OpenTable, Inc. (b)	219,437	15,356,201

ValueClick, Inc. (b)	899,217	18,748,675

		101,340,780

Investment Banking & Brokerage–1.54%

Greenhill & Co., Inc.	239,269	11,934,738

Stifel Financial Corp. (b)	520,824	21,468,365

		33,403,103

IT Consulting & Other Services–0.10%

EPAM Systems, Inc. (b)	63,551	2,192,509

Leisure Facilities–0.78%

Life Time Fitness, Inc. (b)	327,953	16,879,741

Leisure Products–0.71%

Brunswick Corp.	387,570	15,467,919

Life Sciences Tools & Services–2.12%

PAREXEL International Corp. (b)	376,407	18,906,924

PerkinElmer, Inc.	397,690	15,012,797

Techne Corp.	148,565	11,894,114

		45,813,835

Managed Health Care–1.13%

Centene Corp. (b)	381,386	24,393,449

Marine–0.83%

Kirby Corp. (b)	207,539	17,962,500

Metal & Glass Containers–0.69%

Berry Plastics Group Inc. (b)	743,081	14,839,328

Office Services & Supplies–1.63%

Pitney Bowes Inc. (c)	944,122	17,173,579

Steelcase Inc. -Class A	1,094,082	18,183,643

		35,357,222

Oil & Gas Drilling–1.41%

Atwood Oceanics, Inc. (b)	275,148	15,144,146

Patterson-UTI Energy, Inc.	717,574	15,341,732

		30,485,878

Oil & Gas Equipment & Services–1.83%

Dresser-Rand Group, Inc. (b)	269,371	16,808,750

Dril-Quip, Inc. (b)	198,194	22,742,762

		39,551,512

Oil & Gas Exploration & Production–3.72%

Berry Petroleum Co. -Class A	322,215	13,897,133

Energen Corp.	265,257	20,262,982

Oasis Petroleum Inc. (b)	469,970	23,089,626

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Resolute Energy Corp. (b)	926,033	$7,741,636

Ultra Petroleum Corp. (b)(c)	750,849	15,444,964

		80,436,341

Packaged Foods & Meats–1.60%

B&G Foods Inc.	496,143	17,141,741

Lancaster Colony Corp.	224,707	17,592,311

		34,734,052

Pharmaceuticals–1.90%

Jazz Pharmaceuticals PLC (b)	245,093	22,541,203

Salix Pharmaceuticals, Ltd. (b)	276,314	18,479,881

		41,021,084

Regional Banks–3.79%

East West Bancorp, Inc.	581,652	18,583,782

PrivateBancorp, Inc.	406,810	8,705,734

Prosperity Bancshares, Inc.	308,262	19,062,922

SVB Financial Group (b)	220,271	19,024,806

UMB Financial Corp.	304,309	16,536,151

		81,913,395

Residential REIT’s–0.67%

Colonial Properties Trust	645,646	14,520,579

Restaurants–2.77%

Cheesecake Factory Inc. (The)	356,608	15,672,922

Domino’s Pizza, Inc.	361,952	24,594,638

Jack in the Box Inc. (b)	491,657	19,666,280

		59,933,840

Semiconductor Equipment–1.14%

MKS Instruments, Inc.	417,239	11,094,385

Teradyne, Inc. (b)(c)	816,609	13,490,381

		24,584,766

Semiconductors–2.94%

Microsemi Corp. (b)	632,165	15,330,001

Power Integrations, Inc.	371,676	20,126,256

Semtech Corp. (b)	481,510	14,440,485

Silicon Laboratories Inc. (b)	321,141	13,715,932

		63,612,674

Specialized REIT’s–0.92%

Corrections Corp. of America	578,475	19,986,311

Specialty Chemicals–0.73%

Rockwood Holdings Inc.	237,006	15,855,701

Specialty Stores–1.47%

Tractor Supply Co.	324,116	21,770,871

Vitamin Shoppe, Inc. (b)	229,817	10,054,494

		31,825,365

Steel–0.72%

Carpenter Technology Corp.	266,350	15,477,598

	Shares	Value

Systems Software–1.71%

CommVault Systems, Inc. (b)	224,288	$19,699,215

FireEye Inc. (b)	43,816	1,819,678

MICROS Systems, Inc. (b)(c)	311,156	15,539,131

		37,058,024

Technology Distributors–1.00%

SYNNEX Corp. (b)	351,400	21,593,530

Trading Companies & Distributors–1.66%

Watsco, Inc.	193,693	18,259,439

WESCO International, Inc. (b)(c)	230,575	17,645,905

		35,905,344

Trucking–0.83%

Swift Transportation Co. (b)	887,924	17,927,186

Wireless Telecommunication Services–1.19%

SBA Communications Corp. -Class A (b)	321,408	25,860,488

Total Common Stocks & Other Equity Interests (Cost $1,337,413,300)		2,150,549,086

Money Market Funds–1.45%

Liquid Assets Portfolio –Institutional Class (d)	15,682,709	15,682,709

Premier Portfolio –Institutional Class (d)	15,682,710	15,682,710

Total Money Market Funds (Cost $31,365,419)		31,365,419

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.84% (Cost $1,368,778,719)		2,181,914,505

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–5.59%

Liquid Assets Portfolio - Institutional Class (Cost $120,846,609)(d)(e)	120,846,609	120,846,609

TOTAL INVESTMENTS–106.43% (Cost $1,489,625,328)		2,302,761,114

OTHER ASSETS LESS LIABILITIES–(6.43)%		(139,093,196)

NET ASSETS–100.00%		$2,163,667,918

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

Investment Abbreviations:

ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2013.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Small Cap Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on

Invesco Small Cap Growth Fund

E.	Foreign Currency Translations – (continued)

securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Pricesare determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Pricesare determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Small Cap Growth Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $317,494,851 and $362,398,505, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$838,156,955

Aggregate unrealized (depreciation) of investment securities	(25,562,159)

Net unrealized appreciation of investment securities	$812,594,796

Cost of investments for tax purposes is $1,490,166,318.

Invesco Small Cap Growth Fund

Invesco U.S. Mortgage Fund
Quarterly Schedule of Portfolio Holdings September 30, 2013

invesco.com/us VK-USM-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2013

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities–115.83%

Collateralized Mortgage Obligations–19.92%

Fannie Mae ACES, 0.68%, 08/25/19(a)	$5,703,782	$5,698,244
Fannie Mae Grantor Trust,
7.50%, 01/19/39 (a)	600,121	674,302
Fannie Mae Interest STRIPS
6.50%, 10/01/24, IO	444,000	95,651
8.00%, 05/01/30, IO	1,495,742	323,708
7.50%, 01/01/32, IO	525,879	99,384
Fannie Mae REMICs,
2.00%, 06/25/19	1,266,057	1,272,343
4.50%, 07/25/19	190,472	191,104
7.00%, 09/25/32	580,555	674,252
0.95%, 06/25/37 (a)	5,624,240	5,696,829
6.57%, 06/25/39 (a)	2,130,374	2,482,927
0.68%, 03/25/40 to 05/25/41 (a)	12,079,377	12,094,594
4.50%, 11/25/23, IO	14,538,142	1,171,437
3.00%, 10/25/26, IO	6,162,142	677,849
8.00%, 08/18/27 to 09/18/27, IO	1,791,555	375,393
6.00%, 08/25/32 to 05/25/33, IO	178,940	16,558
7.00%, 05/25/33, IO	1,729,246	405,114
3.50%, 08/25/42, IO	2,769,782	503,630
2.05%, 03/25/43, IO (a)	29,142,934	1,837,002
Freddie Mac REMICs,
4.50%, 06/15/18	405,675	427,905
3.00%, 10/15/18 to 04/15/26	3,785,823	3,895,930
3.75%, 10/15/18	1,300,257	1,329,181
0.58%, 05/15/37 (a)	6,419,603	6,453,823
0.68%, 03/15/40 (a)	4,126,547	4,157,500
0.73%, 03/15/41 (a)	3,684,569	3,708,525
3.00%, 09/15/25, IO	10,985,444	831,920
2.50%, 09/15/27, IO	5,816,462	581,637
1.93%, 04/15/38, IO (a)	20,944,650	1,334,122
1.99%, 02/15/39, IO (a)	16,366,185	767,168
4.00%, 12/15/41, IO	4,646,268	831,506
Freddie Mac STRIPS, IO, 8.00%, 06/01/31	2,438,917	545,540
Freddie Mac Structured Pass Through Securities,
6.50%, 02/25/43	2,990,965	3,586,207
1.55%, 07/25/44 (a)	3,119,516	3,177,357
Ginnie Mae REMICs,
4.00%, 04/16/33	1,375,467	1,437,638
4.50%, 10/20/33	789,429	814,402
5.86%, 01/20/39 (a)	3,706,380	4,105,270
1.18%, 02/16/39 to 07/20/39 (a)	6,381,279	6,560,524
4.51%, 07/20/41 (a)	7,661,387	8,021,005
0.56%, 03/20/42 (a)	8,361,124	8,409,468
		95,266,949

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–30.98%

Pass Through Ctfs.,
6.50%, 07/01/14 to 08/01/33	$1,038,384	$1,153,840
8.50%, 01/01/17 to 08/01/31	730,750	871,952
5.00%, 10/01/18 to 06/01/40	19,297,659	20,933,188
7.50%, 01/01/20 to 05/01/35	799,607	926,501
3.50%, 08/01/26	1,571,442	1,658,374
6.00%, 03/01/29	10,329	11,436
8.00%, 08/01/32	463,227	561,304
5.50%, 12/01/36	1,053,320	1,141,030
4.50%, 05/01/38 to 02/01/42	16,938,589	18,089,321
5.35%, 07/01/38 to 10/17/38	5,605,657	6,166,242
5.80%, 10/01/38 to 01/20/39	4,705,597	5,331,878
5.45%, 11/25/38	5,132,280	5,637,868
4.00%, 06/01/42	8,381,725	8,796,199
Pass Through Ctfs., ARM,
2.67%, 07/01/36 (a)	4,334,386	4,626,639
3.00%, 02/01/37 (a)	437,748	467,681
3.05%, 03/01/37 (a)	1,421,541	1,516,020
2.63%, 05/01/37 (a)	1,522,134	1,615,129
2.98%, 11/01/37 (a)	3,300,968	3,527,340
2.93%, 01/01/38 (a)	527,452	558,578
3.36%, 03/01/41 (a)	683,906	718,618
Pass Through Ctfs., TBA,
2.50%, 10/01/28 (b)	8,000,000	8,048,750
3.00%, 10/01/43 (b)	23,200,000	22,583,750
3.50%, 10/01/43 (b)	31,500,000	31,982,344
4.00%, 10/01/43 (b)	1,200,000	1,254,562
		148,178,544

Federal National Mortgage Association (FNMA)–61.86%

Pass Through Ctfs.,
6.50%, 11/01/13 to 11/01/38	8,273,758	9,240,955
6.00%, 01/01/14 to 05/01/40	8,283,595	9,077,949
8.50%, 08/01/14 to 10/01/32	951,236	1,147,347
7.50%, 04/01/15 to 08/01/37	1,248,627	1,464,327
13.00%, 06/01/15	15,899	16,282
7.00%, 02/01/18 to 12/01/33	575,223	627,344
4.50%, 05/01/19 to 10/01/41	25,466,273	27,374,187
8.00%, 07/01/20 to 04/01/33	1,102,038	1,310,147
5.00%, 05/01/22 to 01/01/41	15,281,609	16,617,655
5.50%, 11/01/22 to 04/01/38	24,461,656	26,784,836
4.00%, 06/01/24 to 02/01/42	13,288,688	13,947,692
9.50%, 04/01/30	173,081	208,622
5.45%, 01/01/38	1,072,119	1,204,948
5.63%, 03/01/41	1,079,784	1,212,736
3.50%, 11/01/42	2,864,678	2,922,831
3.00%, 04/01/43	4,009,862	3,922,284
Pass Through Ctfs., ARM,
3.00%, 03/01/36 (a)	9,968,771	10,711,880
2.58%, 03/01/38 (a)	543,446	575,095
2.15%, 02/01/39 (a)	6,521,563	6,906,780
2.27%, 07/01/43 (a)	4,956,436	4,817,457

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

Pass Through Ctfs., BAL,
3.84%, 04/01/18	$3,260,155	$3,535,114
Pass Through Ctfs., TBA,
3.00%, 10/01/28 to 10/01/43 (b)	43,300,000	43,247,219
3.50%, 10/01/43 (b)	41,000,000	41,749,533
4.00%, 10/01/43 (b)	29,750,000	31,214,256
4.50%, 10/01/43 (b)	33,800,000	36,107,908
		295,945,384

Government National Mortgage Association (GNMA)–3.07%

Pass Through Ctfs.,
13.00%, 08/15/14 to 05/15/15	2,057	2,075
9.00%, 11/15/15 to 08/15/24	871,672	910,210
9.50%, 02/15/16 to 08/15/22	496,090	513,969
8.00%, 05/15/16 to 12/15/21	487,293	505,710
8.50%, 02/20/17	1,791	1,935
7.00%, 08/15/22 to 01/15/29	552,258	609,438
6.50%, 04/15/26 to 11/15/28	294,625	331,072
6.00%, 01/15/28 to 04/20/29	946,968	1,048,235
5.50%, 05/15/33 to 10/15/34	1,937,954	2,142,860
5.00%, 11/20/37	3,554,990	3,883,151
Pass Through Ctfs., TBA,
4.00%, 10/01/43 (b)	4,500,000	4,747,500
		14,696,155
Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $545,783,575)		554,087,032

Asset-Backed Securities–27.21%

Collateralized Mortgage Obligations–27.21%

American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 2.37%, 06/25/45(a)	2,061,139	2,073,619
ARI Fleet Lease Trust, Series 2012-A, Class A, Floating Rate Pass Through Ctfs., 0.73%, 03/15/20(a)(c)	2,283,509	2,288,851
BAMLL-DB Trust, Series 2012-OSI, Class A2FX, Pass Through Ctfs., 3.35%, 04/13/29(c)	4,997,674	5,161,980
Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-1, Class A4, Variable Rate Pass Through Ctfs., 5.17%, 11/10/42(a)	331,147	338,698
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class AJ, Variable Rate Pass Through Ctfs., 5.17%, 02/11/41(a)	3,050,000	3,148,677
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 0.72%, 02/25/35(a)	918,072	857,834

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.30%, 08/25/34(a)	$981,704	$991,660
Series 2009-12, Class 5A1, Pass Through Ctfs., 5.50%, 07/25/37(c)	4,242,275	4,452,734
Series 2012-6, Class 2A1, Floating Rate Pass Through Ctfs., 2.54%, 08/25/36(a)(c)	3,712,649	3,824,080
Credit Suisse Mortgage Capital Ctfs., Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 12/22/10; Cost $320,714) (c)	311,373	315,265
Fontainebleau Miami Beach Trust, Series 2012, Class A, Pass Through Ctfs., 2.89%, 05/05/27(c)	5,000,000	5,071,005
Series 2012, Class B, Pass Through Ctfs., 3.88%, 05/05/27(c)	2,000,000	2,068,982
GE Capital Commercial Mortgage Corp., Series 2004-C2, Class A4, Pass Through Ctfs., 4.89%, 03/10/40	670,044	673,954
Golden Credit Card Trust (Canada), Series 2012-2A, Class A1, Pass Through Ctfs., 1.77%, 01/15/19(c)	5,000,000	5,067,980
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(c)	6,198,000	6,208,592
GS Mortgage Securities Trust, Series 2013-GC13, Class C, Variable Pass Through Ctfs., 4.07%, 07/10/46(a)(c)	4,000,000	3,706,606
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class B, Variable Rate Pass Through Ctfs., 3.81%, 12/15/47(a)(c)	5,000,000	4,800,090
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	2,930,000	3,226,702
JP Morgan Mortgage Trust, Series 2013-2, Class A2, Variable Rate Pass Through Ctfs., 3.50%, 05/25/43(a)(c)	4,672,424	4,611,591
JP Morgan Resecuritization Trust, Series 2009-7, Class 5A1, Variable Rate Pass Through Ctfs., 6.00%, 02/27/37 (Acquired 08/23/11; Cost $1,533,934) (a)(c)	1,503,857	1,539,471

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal Amount	Value
La Hipotecaria Panamanian Mortgage Trust (El Salvador),
Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.00%, 09/08/39 (Acquired 11/05/10-06/25/12; Cost $11,047,199) (a)(c)	$10,677,747	$11,186,606
Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41(Acquired 04/22/13; Cost $6,973,879) (c)	6,738,048	7,102,327
Luminent Mortgage Trust, Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 0.42%, 04/25/36(a)	118,970	74,318
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 0.87%, 04/25/29(a)	378,609	363,424
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 0.64%, 03/25/30(a)	2,405,792	2,315,574
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(a)	2,615,000	2,742,178
RALI Trust, Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 0.45%, 02/25/46(a)	77,011	34,347
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, Floating Rate Pass Through Ctfs., 2.36%, 07/26/45(Acquired 01/31/11; Cost $3,564,800) (a)(c)	3,578,218	3,518,049
Sequoia Mortgage Trust, Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/43(a)	2,899,686	2,802,789
Series 2013-6, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 05/25/43(a)	4,436,059	4,284,592
Series 2013-7, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 06/25/43(a)	4,923,409	4,622,771
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Variable Rate Pass Through Ctfs., 3.75%, 07/25/43(a)(c)	4,723,995	4,582,587
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.48%, 09/25/34(a)	933,477	804,486
Series 2004-6, Class 3A2, Floating Rate Pass Through Ctfs., 2.51%, 06/25/34(a)	5,645,939	5,704,357
Structured Asset Mortgage Investments, Inc., Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 0.41%, 05/25/45(a)	2,133,879	1,726,359

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A3, Pass Through Ctfs., 4.79%, 04/15/42	$2,464,894	$2,468,996
Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(a)	1,254,000	1,325,945
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class B, Pass Through Ctfs., 4.14%, 10/15/45	3,630,000	3,577,407
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(a)	3,802,691	3,814,069
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, Variable Pass Through Ctfs., 4.85%, 06/15/45(a)	3,850,000	3,854,247
Series 2013-C11, Class B, Variable Pass Through Ctfs., 3.71%, 03/15/45(a)	3,000,000	2,851,714
Total Asset-Backed Securities (Cost $129,047,292)		130,185,513

U.S. Treasury Notes–0.23% 3.25%, 12/31/16(d) (Cost $1,005,078)	1,000,000	1,080,282

	Shares

Money Market Funds–1.93%

Liquid Assets Portfolio –Institutional Class (e)	4,614,028	4,614,028
Premier Portfolio –Institutional Class (e)	4,614,028	4,614,028
Total Money Market Funds (Cost $9,228,056)		9,228,056
TOTAL INVESTMENTS–145.20% (Cost $685,064,001)		694,580,883
OTHER ASSETS LESS LIABILITIES–(45.20)%		(216,204,836)
NET ASSETS–100.00%		$478,376,047

Investment Abbreviations:
ACES	—Automatically Convertible Extendable Security

ARM	—Adjustable Rate Mortgage

BAL	—Balloon

Ctfs.	—Certificates

IO	—Interest Only

REMIC	—Real Estate Mortgage Investment Conduits

STRIPS	—Separately Traded Registered Interest and Principal Security

TBA	—To Be Announced

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2013.
(b)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2013 was $75,506,796, which represented 15.78% of the Fund’s Net Assets.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco U.S. Mortgage Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.

Other Risks – The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its

Invesco U.S. Mortgage Fund

E.	Other Risks – (continued)

investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,228,056	$--	$--	$9,228,056
U.S. Treasury Securities	--	1,080,282	--	1,080,282
U.S Government Sponsored Securities	--	554,087,032	--	554,087,032
Asset-Backed Securities	--	130,185,513	--	130,185,513
	$9,228,056	$685,352,827	$--	$694,580,883
Futures*	(302,109)	--	--	(302,109)
Total Investments	$8,925,947	$685,352,827	$--	$694,278,774

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2013:

Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Index risk
Futures contracts (a)	$ 297,549	$ (599,658)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Invesco U.S. Mortgage Fund

Effect of Derivative Investments for the nine months ended September 30, 2013

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain
Futures*

Realized Gain
Interest rate risk	$4,151,272

Change in Unrealized Appreciation
Interest rate risk	763,225

Total	$4,914,497

* The average notional value of futures contracts outstanding during the period was $102,255,824.

Open Futures Contracts

Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)

U.S. Treasury 10 Year Notes	96	December-2013	$ 12,133,500	$297,549

Short Contracts

U.S. Treasury 2 Year Notes	181	December-2013	(39,868,078)	(105,021)

U.S. Treasury 5 Year Notes	153	December-2013	(18,520,172)	(227,431)

U.S. Treasury 30 Year Notes	98	December-2013	(13,070,750)	(228,362)

Ultra U.S. Treasury Bonds	41	December-2013	(5,825,844)	(38,844)

Subtotal				$(599,658)

Total				$(302,109)

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $2,568,478,997 and $2,662,860,037, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $4,993,945 and $9,862,109, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$15,099,603
Aggregate unrealized (depreciation) of investment securities	(5,607,628)
Net unrealized appreciation of investment securities	$9,491,975
Cost of investments for tax purposes is $685,088,908.

Invesco U.S. Mortgage Fund

Item 2. Controls and Procedures.

(a)	As of November 19, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 29, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.